Consolidated Statements of Comprehensive Income/(Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Total revenues	$ 584,333	$ 598,399	$ 600,672
Cost of revenues:
Total cost of revenues	131,489	165,833	145,757
Gross profit	452,844	432,566	454,915
Operating expenses:
Product development	247,507	255,233	279,842
Sales and marketing	188,989	235,824	213,449
General and administrative	73,198	50,910	48,934
Goodwill impairment	36,955	0	0
Total operating expenses	546,649	541,967	542,225
Operating loss	(93,805)	(109,401)	(87,310)
Other income, net	16,550	22,144	35,746
Interest income	29,137	38,625	45,222
Exchange difference	(1,405)	464	692
Loss before income tax expense/(benefit)	(49,523)	(48,168)	(5,650)
Income tax expense/(benefit)	(443,609)	52,070	60,420
Net income/(loss) from continuing operations	394,086	(100,238)	(66,070)
Net income from discontinued operations, net of tax	0	0	35,426
Net income/(loss)	394,086	(100,238)	(30,644)
Less: Net income/(loss) from continuing operations attributable to the noncontrolling interest shareholders	(9)	31	(265)
Net income/(loss) from continuing operations attributable to Sohu.com Limited	394,095	(100,269)	(65,805)
Net income from discontinued operations attributable to Sohu.com Limited	0	0	35,426
Net income/(loss) attributable to Sohu.com Limited	394,095	(100,269)	(30,379)
Net income/(loss)	394,086	(100,238)	(30,644)
Foreign currency translation adjustments	15,368	(11,669)	(13,643)
Other comprehensive income/(loss)	15,368	(11,669)	(13,643)
Comprehensive income/(loss)	409,454	(111,907)	(44,287)
Less: Comprehensive income/(loss) attributable to noncontrolling interest shareholders	(9)	31	(265)
Comprehensive income/(loss) attributable to Sohu.com Limited	$ 409,463	$ (111,938)	$ (44,022)
Basic net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	$ 13.96	$ (3.13)	$ (1.93)
Discontinued operations	0	0	1.04
Net income/(loss) per share	$ 13.96	$ (3.13)	$ (0.89)
Shares used in computing basic net income/(loss) per share attributable to Sohu.com Limited	28,234	32,009	34,109
Diluted net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	$ 13.96	$ (3.13)	$ (1.93)
Discontinued operations	0	0	1.04
Net income/(loss) per share	$ 13.96	$ (3.13)	$ (0.89)
Shares used in computing diluted net income/(loss) per share attributable to Sohu.com Limited	28,234	32,009	34,109
Marketing services [Member]
Revenues:
Total revenues	$ 59,972	$ 73,465	$ 88,689
Cost of revenues:
Total cost of revenues	53,451	66,579	71,103
Online games [Member]
Revenues:
Total revenues	505,738	502,389	479,697
Cost of revenues:
Total cost of revenues	71,804	88,495	65,029
Others [Member]
Revenues:
Total revenues	18,623	22,545	32,286
Cost of revenues:
Total cost of revenues	$ 6,234	$ 10,759	$ 9,625